Schedule of Derivative Liabilities (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in fair value, Ending balance						$ 1,936,827
Issuance of convertible notes with bifurcated embedded derivative						1,126,451
Change in fair value	$ (8,000)	$ (32,000)	$ 54,000	(32,000)	(51,000)	(3,063,278)
Balance
Third Party Convertible Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in fair value, Ending balance						845,473
Issuance of convertible notes with bifurcated embedded derivative						559,390
Change in fair value						(1,404,863)
Balance